Investment Risks	Jun. 29, 2026
FidelityGovernmentMoneyMarketFund-K6PRO | Fidelity Government Money Market Fund | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund .
FidelityGovernmentMoneyMarketFund-K6PRO | Fidelity Government Money Market Fund | Risk Money Market Fund May Not Preserve Dollar [Member]
Prospectus Line Items
Risk [Text Block]	Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so .
FidelityGovernmentMoneyMarketFund-K6PRO | Fidelity Government Money Market Fund | Risk Money Market Fund Sponsor May Not Provide Support [Member]
Prospectus Line Items
Risk [Text Block]	Fidelity Investments and its affiliates, the fund's sponsor, is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.
FidelityGovernmentMoneyMarketFund-K6PRO | Fidelity Government Money Market Fund | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
FidelityGovernmentMoneyMarketFund-K6PRO | Fidelity Government Money Market Fund | InterestRateChangesMember
Prospectus Line Items
Risk [Text Block]	Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
FidelityGovernmentMoneyMarketFund-K6PRO | Fidelity Government Money Market Fund | IncomeRiskMember
Prospectus Line Items
Risk [Text Block]	Income Risk. A low or negative interest rate environment can adversely affect the fund's yield.
FidelityGovernmentMoneyMarketFund-K6PRO | Fidelity Government Money Market Fund | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. A decline in the credit quality of an issuer or a provider of credit support (such as guarantees) or a maturity-shortening structure (such as demand and put features) for a security can cause the price of a money market security to decrease.
FidelityGovernmentMoneyMarketFund-K6PRO | Fidelity Government Money Market Fund | USGovernmentObligationsRiskMember
Prospectus Line Items
Risk [Text Block]	U.S. Government Obligations Risk. Certain securities in which the fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.
FidelityGovernmentMoneyMarketFundFidelityMoneyMarketFund-PremiumComboPRO | Fidelity Government Money Market Fund | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund .
FidelityGovernmentMoneyMarketFundFidelityMoneyMarketFund-PremiumComboPRO | Fidelity Government Money Market Fund | Risk Money Market Fund May Not Preserve Dollar [Member]
Prospectus Line Items
Risk [Text Block]	Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so .
FidelityGovernmentMoneyMarketFundFidelityMoneyMarketFund-PremiumComboPRO | Fidelity Government Money Market Fund | Risk Money Market Fund Sponsor May Not Provide Support [Member]
Prospectus Line Items
Risk [Text Block]	Fidelity Investments and its affiliates, the fund's sponsor, is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.
FidelityGovernmentMoneyMarketFundFidelityMoneyMarketFund-PremiumComboPRO | Fidelity Government Money Market Fund | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
FidelityGovernmentMoneyMarketFundFidelityMoneyMarketFund-PremiumComboPRO | Fidelity Government Money Market Fund | InterestRateChangesMember
Prospectus Line Items
Risk [Text Block]	Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
FidelityGovernmentMoneyMarketFundFidelityMoneyMarketFund-PremiumComboPRO | Fidelity Government Money Market Fund | IncomeRiskMember
Prospectus Line Items
Risk [Text Block]	Income Risk. A low or negative interest rate environment can adversely affect the fund's yield.
FidelityGovernmentMoneyMarketFundFidelityMoneyMarketFund-PremiumComboPRO | Fidelity Government Money Market Fund | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. A decline in the credit quality of an issuer or a provider of credit support (such as guarantees) or a maturity-shortening structure (such as demand and put features) for a security can cause the price of a money market security to decrease.
FidelityGovernmentMoneyMarketFundFidelityMoneyMarketFund-PremiumComboPRO | Fidelity Government Money Market Fund | USGovernmentObligationsRiskMember
Prospectus Line Items
Risk [Text Block]	U.S. Government Obligations Risk. Certain securities in which the fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.
FidelityGovernmentMoneyMarketFundFidelityMoneyMarketFund-PremiumComboPRO | Fidelity Money Market Fund | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
FidelityGovernmentMoneyMarketFundFidelityMoneyMarketFund-PremiumComboPRO | Fidelity Money Market Fund | Risk Money Market Fund May Not Preserve Dollar [Member]
Prospectus Line Items
Risk [Text Block]	Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares.
FidelityGovernmentMoneyMarketFundFidelityMoneyMarketFund-PremiumComboPRO | Fidelity Money Market Fund | Risk Money Market Fund Sponsor May Not Provide Support [Member]
Prospectus Line Items
Risk [Text Block]	Fidelity Investments and its affiliates, the fund's sponsor, is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.
FidelityGovernmentMoneyMarketFundFidelityMoneyMarketFund-PremiumComboPRO | Fidelity Money Market Fund | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
FidelityGovernmentMoneyMarketFundFidelityMoneyMarketFund-PremiumComboPRO | Fidelity Money Market Fund | InterestRateChangesMember
Prospectus Line Items
Risk [Text Block]	Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
FidelityGovernmentMoneyMarketFundFidelityMoneyMarketFund-PremiumComboPRO | Fidelity Money Market Fund | IncomeRiskMember
Prospectus Line Items
Risk [Text Block]	Income Risk. A low or negative interest rate environment can adversely affect the fund's yield.
FidelityGovernmentMoneyMarketFundFidelityMoneyMarketFund-PremiumComboPRO | Fidelity Money Market Fund | FinancialServicesConcentrationMember
Prospectus Line Items
Risk [Text Block]	Financial Services Concentration. Changes in government regulation and interest rates and economic downturns can have a significant negative effect on issuers in the financial services sector, including the price of their securities or their ability to meet their payment obligations.
FidelityGovernmentMoneyMarketFundFidelityMoneyMarketFund-PremiumComboPRO | Fidelity Money Market Fund | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. A decline in the credit quality of an issuer or a provider of credit support (such as guarantees) or a maturity-shortening structure (such as demand and put features) for a security can cause the price of a money market security to decrease.
FidelityGovernmentMoneyMarketFundFidelityMoneyMarketFund-PremiumComboPRO | Fidelity Money Market Fund | ForeignExposureMember
Prospectus Line Items
Risk [Text Block]	Foreign Exposure. Entities located in foreign countries can be affected by adverse political, regulatory, market, or economic developments in those countries.
FidelityGovernmentMoneyMarketFund-DailyMoneyPRO | Fidelity Government Money Market Fund | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund .
FidelityGovernmentMoneyMarketFund-DailyMoneyPRO | Fidelity Government Money Market Fund | Risk Money Market Fund May Not Preserve Dollar [Member]
Prospectus Line Items
Risk [Text Block]	Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so .
FidelityGovernmentMoneyMarketFund-DailyMoneyPRO | Fidelity Government Money Market Fund | Risk Money Market Fund Sponsor May Not Provide Support [Member]
Prospectus Line Items
Risk [Text Block]	Fidelity Investments and its affiliates, the fund's sponsor, is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.
FidelityGovernmentMoneyMarketFund-DailyMoneyPRO | Fidelity Government Money Market Fund | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
FidelityGovernmentMoneyMarketFund-DailyMoneyPRO | Fidelity Government Money Market Fund | InterestRateChangesMember
Prospectus Line Items
Risk [Text Block]	Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
FidelityGovernmentMoneyMarketFund-DailyMoneyPRO | Fidelity Government Money Market Fund | IncomeRiskMember
Prospectus Line Items
Risk [Text Block]	Income Risk. A low or negative interest rate environment can adversely affect the fund's yield.
FidelityGovernmentMoneyMarketFund-DailyMoneyPRO | Fidelity Government Money Market Fund | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. A decline in the credit quality of an issuer or a provider of credit support (such as guarantees) or a maturity-shortening structure (such as demand and put features) for a security can cause the price of a money market security to decrease.
FidelityGovernmentMoneyMarketFund-DailyMoneyPRO | Fidelity Government Money Market Fund | USGovernmentObligationsRiskMember
Prospectus Line Items
Risk [Text Block]	U.S. Government Obligations Risk. Certain securities in which the fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.
FidelityTreasuryDigitalFund-OnChainPRO | Fidelity Treasury Digital Fund | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
FidelityTreasuryDigitalFund-OnChainPRO | Fidelity Treasury Digital Fund | Risk Money Market Fund May Not Preserve Dollar [Member]
Prospectus Line Items
Risk [Text Block]	Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.
FidelityTreasuryDigitalFund-OnChainPRO | Fidelity Treasury Digital Fund | Risk Money Market Fund Sponsor May Not Provide Support [Member]
Prospectus Line Items
Risk [Text Block]	Fidelity Investments and its affiliates, the fund's sponsor, is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.
FidelityTreasuryDigitalFund-OnChainPRO | Fidelity Treasury Digital Fund | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
FidelityTreasuryDigitalFund-OnChainPRO | Fidelity Treasury Digital Fund | InterestRateChangesMember
Prospectus Line Items
Risk [Text Block]	Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
FidelityTreasuryDigitalFund-OnChainPRO | Fidelity Treasury Digital Fund | IncomeRiskMember
Prospectus Line Items
Risk [Text Block]	Income Risk. A low or negative interest rate environment can adversely affect the fund's yield. Because the fund intends to invest only in certain eligible reserve assets that payment stablecoin issuers are permitted to maintain under the GENIUS Act, the fund's yield may be lower than other money market funds that are permitted to invest in a wider universe of investments.
FidelityTreasuryDigitalFund-OnChainPRO | Fidelity Treasury Digital Fund | USTreasuryObligationsMember
Prospectus Line Items
Risk [Text Block]	U.S. Treasury Obligations. U.S. Treasury obligations are high-quality securities issued or guaranteed by the U.S. Treasury providing minimal risk of loss of principal if held to maturity. Fluctuations in interest rates may cause the market value of such securities to vary.
FidelityTreasuryDigitalFund-OnChainPRO | Fidelity Treasury Digital Fund | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. A decline in the credit quality of an issuer can cause the price of a money market security to decrease.
FidelityGovernmentMoneyMarketFund-AdvisorMPRO | Fidelity Government Money Market Fund | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund .
FidelityGovernmentMoneyMarketFund-AdvisorMPRO | Fidelity Government Money Market Fund | Risk Money Market Fund May Not Preserve Dollar [Member]
Prospectus Line Items
Risk [Text Block]	Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so .
FidelityGovernmentMoneyMarketFund-AdvisorMPRO | Fidelity Government Money Market Fund | Risk Money Market Fund Sponsor May Not Provide Support [Member]
Prospectus Line Items
Risk [Text Block]	Fidelity Investments and its affiliates, the fund's sponsor, is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.
FidelityGovernmentMoneyMarketFund-AdvisorMPRO | Fidelity Government Money Market Fund | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
FidelityGovernmentMoneyMarketFund-AdvisorMPRO | Fidelity Government Money Market Fund | InterestRateChangesMember
Prospectus Line Items
Risk [Text Block]	Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
FidelityGovernmentMoneyMarketFund-AdvisorMPRO | Fidelity Government Money Market Fund | IncomeRiskMember
Prospectus Line Items
Risk [Text Block]	Income Risk. A low or negative interest rate environment can adversely affect the fund's yield.
FidelityGovernmentMoneyMarketFund-AdvisorMPRO | Fidelity Government Money Market Fund | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. A decline in the credit quality of an issuer or a provider of credit support (such as guarantees) or a maturity-shortening structure (such as demand and put features) for a security can cause the price of a money market security to decrease.
FidelityGovernmentMoneyMarketFund-AdvisorMPRO | Fidelity Government Money Market Fund | USGovernmentObligationsRiskMember
Prospectus Line Items
Risk [Text Block]	U.S. Government Obligations Risk. Certain securities in which the fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.
FidelityFlexGovernmentMoneyMarketFund-PRO | Fidelity Flex Government Money Market Fund | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund .
FidelityFlexGovernmentMoneyMarketFund-PRO | Fidelity Flex Government Money Market Fund | Risk Money Market Fund May Not Preserve Dollar [Member]
Prospectus Line Items
Risk [Text Block]	Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so .
FidelityFlexGovernmentMoneyMarketFund-PRO | Fidelity Flex Government Money Market Fund | Risk Money Market Fund Sponsor May Not Provide Support [Member]
Prospectus Line Items
Risk [Text Block]	Fidelity Investments and its affiliates, the fund's sponsor, is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.
FidelityFlexGovernmentMoneyMarketFund-PRO | Fidelity Flex Government Money Market Fund | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
FidelityFlexGovernmentMoneyMarketFund-PRO | Fidelity Flex Government Money Market Fund | InterestRateChangesMember
Prospectus Line Items
Risk [Text Block]	Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
FidelityFlexGovernmentMoneyMarketFund-PRO | Fidelity Flex Government Money Market Fund | IncomeRiskMember
Prospectus Line Items
Risk [Text Block]	Income Risk. A low or negative interest rate environment can adversely affect the fund's yield.
FidelityFlexGovernmentMoneyMarketFund-PRO | Fidelity Flex Government Money Market Fund | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. A decline in the credit quality of an issuer or a provider of credit support (such as guarantees) or a maturity-shortening structure (such as demand and put features) for a security can cause the price of a money market security to decrease.
FidelityFlexGovernmentMoneyMarketFund-PRO | Fidelity Flex Government Money Market Fund | USGovernmentObligationsRiskMember
Prospectus Line Items
Risk [Text Block]	U.S. Government Obligations Risk. Certain securities in which the fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.
FidelityHerefordStreetTrustFunds-RetailComboPRO | Fidelity Government Money Market Fund | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund .
FidelityHerefordStreetTrustFunds-RetailComboPRO | Fidelity Government Money Market Fund | Risk Money Market Fund May Not Preserve Dollar [Member]
Prospectus Line Items
Risk [Text Block]	Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so .
FidelityHerefordStreetTrustFunds-RetailComboPRO | Fidelity Government Money Market Fund | Risk Money Market Fund Sponsor May Not Provide Support [Member]
Prospectus Line Items
Risk [Text Block]	Fidelity Investments and its affiliates, the fund's sponsor, is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.
FidelityHerefordStreetTrustFunds-RetailComboPRO | Fidelity Government Money Market Fund | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
FidelityHerefordStreetTrustFunds-RetailComboPRO | Fidelity Government Money Market Fund | InterestRateChangesMember
Prospectus Line Items
Risk [Text Block]	Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
FidelityHerefordStreetTrustFunds-RetailComboPRO | Fidelity Government Money Market Fund | IncomeRiskMember
Prospectus Line Items
Risk [Text Block]	Income Risk. A low or negative interest rate environment can adversely affect the fund's yield.
FidelityHerefordStreetTrustFunds-RetailComboPRO | Fidelity Government Money Market Fund | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. A decline in the credit quality of an issuer or a provider of credit support (such as guarantees) or a maturity-shortening structure (such as demand and put features) for a security can cause the price of a money market security to decrease.
FidelityHerefordStreetTrustFunds-RetailComboPRO | Fidelity Government Money Market Fund | USGovernmentObligationsRiskMember
Prospectus Line Items
Risk [Text Block]	U.S. Government Obligations Risk. Certain securities in which the fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.
FidelityHerefordStreetTrustFunds-RetailComboPRO | Fidelity Money Market Fund | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
FidelityHerefordStreetTrustFunds-RetailComboPRO | Fidelity Money Market Fund | Risk Money Market Fund May Not Preserve Dollar [Member]
Prospectus Line Items
Risk [Text Block]	Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares.
FidelityHerefordStreetTrustFunds-RetailComboPRO | Fidelity Money Market Fund | Risk Money Market Fund Sponsor May Not Provide Support [Member]
Prospectus Line Items
Risk [Text Block]	Fidelity Investments and its affiliates, the fund's sponsor, is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.
FidelityHerefordStreetTrustFunds-RetailComboPRO | Fidelity Money Market Fund | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
FidelityHerefordStreetTrustFunds-RetailComboPRO | Fidelity Money Market Fund | InterestRateChangesMember
Prospectus Line Items
Risk [Text Block]	Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
FidelityHerefordStreetTrustFunds-RetailComboPRO | Fidelity Money Market Fund | IncomeRiskMember
Prospectus Line Items
Risk [Text Block]	Income Risk. A low or negative interest rate environment can adversely affect the fund's yield.
FidelityHerefordStreetTrustFunds-RetailComboPRO | Fidelity Money Market Fund | FinancialServicesConcentrationMember
Prospectus Line Items
Risk [Text Block]	Financial Services Concentration. Changes in government regulation and interest rates and economic downturns can have a significant negative effect on issuers in the financial services sector, including the price of their securities or their ability to meet their payment obligations.
FidelityHerefordStreetTrustFunds-RetailComboPRO | Fidelity Money Market Fund | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. A decline in the credit quality of an issuer or a provider of credit support (such as guarantees) or a maturity-shortening structure (such as demand and put features) for a security can cause the price of a money market security to decrease.
FidelityHerefordStreetTrustFunds-RetailComboPRO | Fidelity Money Market Fund | ForeignExposureMember
Prospectus Line Items
Risk [Text Block]	Foreign Exposure. Entities located in foreign countries can be affected by adverse political, regulatory, market, or economic developments in those countries.
FidelityHerefordStreetTrustFunds-RetailComboPRO | Fidelity Treasury Only Money Market Fund | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund .
FidelityHerefordStreetTrustFunds-RetailComboPRO | Fidelity Treasury Only Money Market Fund | Risk Money Market Fund May Not Preserve Dollar [Member]
Prospectus Line Items
Risk [Text Block]	Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so .
FidelityHerefordStreetTrustFunds-RetailComboPRO | Fidelity Treasury Only Money Market Fund | Risk Money Market Fund Sponsor May Not Provide Support [Member]
Prospectus Line Items
Risk [Text Block]	Fidelity Investments and its affiliates, the fund's sponsor, is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.
FidelityHerefordStreetTrustFunds-RetailComboPRO | Fidelity Treasury Only Money Market Fund | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
FidelityHerefordStreetTrustFunds-RetailComboPRO | Fidelity Treasury Only Money Market Fund | InterestRateChangesMember
Prospectus Line Items
Risk [Text Block]	Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
FidelityHerefordStreetTrustFunds-RetailComboPRO | Fidelity Treasury Only Money Market Fund | IncomeRiskMember
Prospectus Line Items
Risk [Text Block]	Income Risk. A low or negative interest rate environment can adversely affect the fund's yield.
FidelityHerefordStreetTrustFunds-RetailComboPRO | Fidelity Treasury Only Money Market Fund | USTreasuryObligationsMember
Prospectus Line Items
Risk [Text Block]	U.S. Treasury Obligations. U.S. Treasury obligations are high-quality securities issued or guaranteed by the U.S. Treasury providing minimal risk of loss of principal if held to maturity. Fluctuations in interest rates may cause the market value of such securities to vary.
FidelityHerefordStreetTrustFunds-RetailComboPRO | Fidelity Treasury Only Money Market Fund | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. A decline in the credit quality of an issuer can cause the price of a money market security to decrease.
FidelityGovernmentMoneyMarketFund-CapitalReservesPRO | Fidelity Government Money Market Fund | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund .
FidelityGovernmentMoneyMarketFund-CapitalReservesPRO | Fidelity Government Money Market Fund | Risk Money Market Fund May Not Preserve Dollar [Member]
Prospectus Line Items
Risk [Text Block]	Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so .
FidelityGovernmentMoneyMarketFund-CapitalReservesPRO | Fidelity Government Money Market Fund | Risk Money Market Fund Sponsor May Not Provide Support [Member]
Prospectus Line Items
Risk [Text Block]	Fidelity Investments and its affiliates, the fund's sponsor, is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.
FidelityGovernmentMoneyMarketFund-CapitalReservesPRO | Fidelity Government Money Market Fund | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
FidelityGovernmentMoneyMarketFund-CapitalReservesPRO | Fidelity Government Money Market Fund | InterestRateChangesMember
Prospectus Line Items
Risk [Text Block]	Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
FidelityGovernmentMoneyMarketFund-CapitalReservesPRO | Fidelity Government Money Market Fund | IncomeRiskMember
Prospectus Line Items
Risk [Text Block]	Income Risk. A low or negative interest rate environment can adversely affect the fund's yield.
FidelityGovernmentMoneyMarketFund-CapitalReservesPRO | Fidelity Government Money Market Fund | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. A decline in the credit quality of an issuer or a provider of credit support (such as guarantees) or a maturity-shortening structure (such as demand and put features) for a security can cause the price of a money market security to decrease.
FidelityGovernmentMoneyMarketFund-CapitalReservesPRO | Fidelity Government Money Market Fund | USGovernmentObligationsRiskMember
Prospectus Line Items
Risk [Text Block]	U.S. Government Obligations Risk. Certain securities in which the fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.
FidelityTreasuryDigitalFund-LiquidityPRO | Fidelity Treasury Digital Fund | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund .
FidelityTreasuryDigitalFund-LiquidityPRO | Fidelity Treasury Digital Fund | Risk Money Market Fund May Not Preserve Dollar [Member]
Prospectus Line Items
Risk [Text Block]	Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so .
FidelityTreasuryDigitalFund-LiquidityPRO | Fidelity Treasury Digital Fund | Risk Money Market Fund Sponsor May Not Provide Support [Member]
Prospectus Line Items
Risk [Text Block]	Fidelity Investments and its affiliates, the fund's sponsor, is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.
FidelityTreasuryDigitalFund-LiquidityPRO | Fidelity Treasury Digital Fund | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
FidelityTreasuryDigitalFund-LiquidityPRO | Fidelity Treasury Digital Fund | InterestRateChangesMember
Prospectus Line Items
Risk [Text Block]	Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
FidelityTreasuryDigitalFund-LiquidityPRO | Fidelity Treasury Digital Fund | IncomeRiskMember
Prospectus Line Items
Risk [Text Block]	Income Risk. A low or negative interest rate environment can adversely affect the fund's yield. Because the fund intends to invest only in certain eligible reserve assets that payment stablecoin issuers are permitted to maintain under the GENIUS Act, the fund's yield may be lower than other money market funds that are permitted to invest in a wider universe of investments.
FidelityTreasuryDigitalFund-LiquidityPRO | Fidelity Treasury Digital Fund | USTreasuryObligationsMember
Prospectus Line Items
Risk [Text Block]	U.S. Treasury Obligations. U.S. Treasury obligations are high-quality securities issued or guaranteed by the U.S. Treasury providing minimal risk of loss of principal if held to maturity. Fluctuations in interest rates may cause the market value of such securities to vary.
FidelityTreasuryDigitalFund-LiquidityPRO | Fidelity Treasury Digital Fund | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. A decline in the credit quality of an issuer can cause the price of a money market security to decrease.
FidelityGovernmentMoneyMarketFund-ClassSPRO | Fidelity Government Money Market Fund | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund .
FidelityGovernmentMoneyMarketFund-ClassSPRO | Fidelity Government Money Market Fund | Risk Money Market Fund May Not Preserve Dollar [Member]
Prospectus Line Items
Risk [Text Block]	Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so .
FidelityGovernmentMoneyMarketFund-ClassSPRO | Fidelity Government Money Market Fund | Risk Money Market Fund Sponsor May Not Provide Support [Member]
Prospectus Line Items
Risk [Text Block]	Fidelity Investments and its affiliates, the fund's sponsor, is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.
FidelityGovernmentMoneyMarketFund-ClassSPRO | Fidelity Government Money Market Fund | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
FidelityGovernmentMoneyMarketFund-ClassSPRO | Fidelity Government Money Market Fund | InterestRateChangesMember
Prospectus Line Items
Risk [Text Block]	Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
FidelityGovernmentMoneyMarketFund-ClassSPRO | Fidelity Government Money Market Fund | IncomeRiskMember
Prospectus Line Items
Risk [Text Block]	Income Risk. A low or negative interest rate environment can adversely affect the fund's yield.
FidelityGovernmentMoneyMarketFund-ClassSPRO | Fidelity Government Money Market Fund | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. A decline in the credit quality of an issuer or a provider of credit support (such as guarantees) or a maturity-shortening structure (such as demand and put features) for a security can cause the price of a money market security to decrease.
FidelityGovernmentMoneyMarketFund-ClassSPRO | Fidelity Government Money Market Fund | USGovernmentObligationsRiskMember
Prospectus Line Items
Risk [Text Block]	U.S. Government Obligations Risk. Certain securities in which the fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.
FidelityTreasuryOnlyMoneyMarketFund-ClassOUSPRO | Fidelity Treasury Only Money Market Fund | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund .
FidelityTreasuryOnlyMoneyMarketFund-ClassOUSPRO | Fidelity Treasury Only Money Market Fund | Risk Money Market Fund May Not Preserve Dollar [Member]
Prospectus Line Items
Risk [Text Block]	Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so .
FidelityTreasuryOnlyMoneyMarketFund-ClassOUSPRO | Fidelity Treasury Only Money Market Fund | Risk Money Market Fund Sponsor May Not Provide Support [Member]
Prospectus Line Items
Risk [Text Block]	Fidelity Investments and its affiliates, the fund's sponsor, is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.
FidelityTreasuryOnlyMoneyMarketFund-ClassOUSPRO | Fidelity Treasury Only Money Market Fund | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
FidelityTreasuryOnlyMoneyMarketFund-ClassOUSPRO | Fidelity Treasury Only Money Market Fund | InterestRateChangesMember
Prospectus Line Items
Risk [Text Block]	Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
FidelityTreasuryOnlyMoneyMarketFund-ClassOUSPRO | Fidelity Treasury Only Money Market Fund | IncomeRiskMember
Prospectus Line Items
Risk [Text Block]	Income Risk. A low or negative interest rate environment can adversely affect the fund's yield.
FidelityTreasuryOnlyMoneyMarketFund-ClassOUSPRO | Fidelity Treasury Only Money Market Fund | USTreasuryObligationsMember
Prospectus Line Items
Risk [Text Block]	U.S. Treasury Obligations. U.S. Treasury obligations are high-quality securities issued or guaranteed by the U.S. Treasury providing minimal risk of loss of principal if held to maturity. Fluctuations in interest rates may cause the market value of such securities to vary.
FidelityTreasuryOnlyMoneyMarketFund-ClassOUSPRO | Fidelity Treasury Only Money Market Fund | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. A decline in the credit quality of an issuer can cause the price of a money market security to decrease.
FidelitySeriesTreasuryBillIndexFund-PRO | Fidelity Series Treasury Bill Index Fund | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
FidelitySeriesTreasuryBillIndexFund-PRO | Fidelity Series Treasury Bill Index Fund | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
FidelitySeriesTreasuryBillIndexFund-PRO | Fidelity Series Treasury Bill Index Fund | InterestRateChangesMember
Prospectus Line Items
Risk [Text Block]	Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
FidelitySeriesTreasuryBillIndexFund-PRO | Fidelity Series Treasury Bill Index Fund | USTreasuryObligationsMember
Prospectus Line Items
Risk [Text Block]	U.S. Treasury Obligations. U.S. Treasury obligations are high-quality securities issued or guaranteed by the U.S. Treasury providing minimal risk of loss of principal if held to maturity. Fluctuations in interest rates may cause the market value of such securities to vary.
FidelitySeriesTreasuryBillIndexFund-PRO | Fidelity Series Treasury Bill Index Fund | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support (such as guarantees) or a maturity-shortening structure (such as demand and put features) for a security can cause the price of a security to decrease.
FidelitySeriesTreasuryBillIndexFund-PRO | Fidelity Series Treasury Bill Index Fund | PassiveManagementRiskMember
Prospectus Line Items
Risk [Text Block]	Passive Management Risk. The fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the fund's index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the fund's performance could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. The fund will be concentrated to approximately the same extent that the fund's index concentrates in the securities of issuers in a particular industry or group of industries.
FidelitySeriesTreasuryBillIndexFund-PRO | Fidelity Series Treasury Bill Index Fund | CorrelationToIndexMember
Prospectus Line Items
Risk [Text Block]	Correlation to Index. The performance of the fund and its underlying index may vary somewhat due to factors such as fees and expenses of the fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on the fund and its shareholders.
Document Type	485BPOS